Consolidated Statements of Operations (Parenthetical) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
Income from discontinued operations, income taxes					$ 2,400,000	$ 1,100,000
Operating income (loss) from discontinued operations, tax	52	255,905	(18,077)	590,181	879,819	1,127,981
Gain on sale, related income taxes	$ 300,000	$ 200,000	$ 1,600,000	$ 1,500,000	$ 1,500,000